SHAREHOLDERS' EQUITY (Schedule of RSUs and PSUs Activity) (Details)	12 Months Ended
Dec. 31, 2023 $ / shares shares
Amount of RSUs and PSUs
Unvested beginning balance | shares	2,484,808
Granted | shares	1,254,748
Vested | shares	921,340
Forfeited | shares	178,879
Unvested ending balance | shares	2,639,337
Weighted average grant date fair value
Unvested beginning balance | $ / shares	$ 128.12
Granted | $ / shares	144.35
Vested | $ / shares	126.18
Forfeited | $ / shares	133.5
Unvested ending balance | $ / shares	$ 136.15